Deferred tax assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Deferred Taxes Liabilities [Abstract]
Deferred tax liabilities, gross	€ 7,956	€ 10,169	€ 10,953
Deferred tax assets available for offset	(3,684)	(4,269)
Deferred tax liabilities	4,272	5,900
Deferred tax assets, gross (net of accumulated write-down provisions)	7,615	8,347
Deferred tax liabilities available for offset	(3,684)	(4,269)
Deferred tax assets	€ 3,931	€ 4,078